Details of Movement in Restructuring Provisions Recognized (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	$ (4,094)	$ (4,094)
Workforce reduction
Restructuring Cost and Reserve [Line Items]
Initial restructuring charge recorded	4,094	4,094
Cash payments	(901)	(901)
Foreign exchange movement	0	0
Closing provision	$ 3,193	$ 3,193